Derivative Financial Instruments (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments, Gain (Loss)
Stockholders' equity	$ 1,399	$ 1,336	$ 1,529	$ 1,373
Interest rate cash flow hedge gain (loss) to be reclassified during next 12 months	2
Right to claim cash	26	54	41
Obligation to return cash	18	74	14
Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss)
Right to claim cash	9	21
Obligation to receive cash irrespective of position	7	4	11
Obligation to return cash	18	74
Designated as Hedging Instrument
Derivative Instruments, Gain (Loss)
Right to claim cash	19	50	30
Cash Flow Hedges
Derivative Instruments, Gain (Loss)
Stockholders' equity	$ 2	$ 1	$ (3)	$ 0